Marketable Securities: (Tables)	9 Months Ended
Sep. 30, 2018
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 5.      Marketable Securities:

	September 30,	December 31,
	2018	2017
Equity securities
Fair value at beginning of year	$239,232	$541,216
Decrease in fair value	(17,045)	(301,984)
Fair value at balance sheet date	$222,187	$239,232

Debt securities
Fair value at beginning of year	$-	$-
Acquisitions	88,500,000	-
Dispositions	(24,500)	-
Realized loss	(3,945)	-
Decrease in fair value	(3,343,465)	-
Fair value at balance sheet date	$85,128,090	$-